Leases (Tables)	12 Months Ended
Sep. 30, 2014
Leases [Abstract]
Property leased or held for lease
Construction aggregates property	$35,087
Commercial property	250,056
285,143
less accumulated depreciation and depletion	66,920
$218,223

Future minimum annual operating lease payments
Fiscal Year	Total
2015	$393
2016	278
2017	278
2018	278
2019	278
Thereafter	995
Total minimum lease payments	$2,500